Parent and Ultimate Holding Company	12 Months Ended
Dec. 31, 2020
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Parent and Ultimate Holding Company
46.	PARENT AND ULTIMATE HOLDING COMPANY
The parent and ultimate holding company of the Company as of December 31, 2020 is China Telecommunications Corporation, a state-owned enterprise established in the PRC.